Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan's Assets Subject to Recurring Fair Value Measurements

The Plan’s assets subject to recurring fair value measurements at December 31, 2025 are as follows:

	Fair Value
	Hierarchy	Measured at
	Level 1	NAV	Total
Financial instruments, at fair value:
U.S. money market fund	$143,004		$143,004
Commingled trust funds:
U.S.		$878,739,310	878,739,310
International		49,719,740	49,719,740
U.S. mutual funds:
Equity	58,118,174		58,118,174
Fixed income	31,024,906		31,024,906
Asset allocation	629,996,106		629,996,106
PACCAR Inc common stock	1,327,806,802		1,327,806,802
	$2,047,088,992	$928,459,050	$2,975,548,042

4. Fair Value of Financial Instruments (continued)

The Plan’s assets subject to recurring fair value measurements at December 31, 2024 are as follows:

	Fair Value
	Hierarchy	Measured at
	Level 1	NAV	Total
Financial instruments, at fair value:
U.S. money market fund	$563,134		$563,134
Commingled trust funds:
U.S.		$806,333,673	806,333,673
International		32,997,272	32,997,272
U.S. mutual funds:
Equity	62,723,278		62,723,278
Fixed income	30,068,706		30,068,706
Asset allocation	528,892,484		528,892,484
PACCAR Inc common stock	1,331,364,750		1,331,364,750
	$1,953,612,352	$839,330,945	$2,792,943,297